Investment Strategy - Multi Trust Funds - Natixis Gateway Quality Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in high-quality stocks and written index call option exposure. The Fund may use listed index options or equity-linked notes to achieve the written index call option exposure.
Equity Portfolio
Under normal circumstances, the Fund invests in a diversified portfolio of U.S. large- and mid-capitalization stocks with quality characteristics identified through certain fundamental metrics determined by Gateway Investment Advisers, LLC (the “Subadviser”). Generally, the Subadviser believes that a high-quality company is a company that has an established business with high relative profitability characteristics and low leverage. For these purposes, large-capitalization companies are those that, at the time of purchase, generally have market capitalizations of at least $10 billion and mid-capitalization companies are those that, at the time of purchase, generally have market capitalizations of between $2 billion and $10 billion.
The Subadviser uses a multifactor quantitative model to construct and manage the stock portfolio. The model evaluates U.S.-exchange-traded equities that meet criteria and constraints established by the Subadviser. A quality score is assigned to each security in the investment universe based on systematic factors including profitability and leverage. The strategy seeks to maximize exposure to the weighted quality score, while considering active exposures to individual names, sectors, and the market as a whole. The equity portfolio generally consists of approximately 75-150 securities. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, preferred stocks, American Depository Receipts and investment companies (including ETFs). The Fund may invest in affiliated and unaffiliated mutual funds and ETFs, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The holdings may be rebalanced as frequently as desired by the Subadviser to maintain the overall desired exposure to the quality factor.
Equity-linked notes (“ELNs”)
In order to generate income, the Fund may invest in ELNs. ELNs are investment products that are structured as notes. They are issued by financial institutions such as banks and broker-dealers or entities organized by financial institutions to issue the ELNs. An ELN is designed to offer a return linked to specific economic characteristics identified in the note. The Fund will generally invest in ELNs that are issued in a privately negotiated transaction, including securities offered and sold under Rule 144A of the Securities Act of 1933 (the “Securities Act”).
The ELNs in which the Fund invests are derivative instruments. They are designed to replicate a covered call writing strategy by combining into a single note the economic characteristics of (i) an investment in a broad market index and (ii) index covered call writing (“Underlying Characteristics”). The ELNs are expected to provide recurring cash flow to the Fund through this replication. They are expected to be an important source of the Fund’s return.
Investing in ELNs may reduce the Fund’s volatility. On one hand, the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. However, by replicating a covered call strategy in each ELN, the ELNs may also reduce the Fund’s ability to fully profit from potential increases in the value of its equity portfolio.
Generally, when purchasing an ELN, the Fund pays the counterparty an amount based on the Underlying Characteristics plus the cost to structure the ELN. Upon maturity of the ELN, the Fund generally receives the par value of the ELN, plus interest, plus or minus a return based on the return of the Underlying Characteristics. However, each ELN will be structured so that it cannot lose more than the principal that the Fund paid when purchasing the ELN; however, in consideration for greater current income or yield, an ELN may be structured such that the Fund may forego its participation in the capital appreciation of the Underlying Characteristics above a predetermined price limit.
Other Investments
The Fund may invest in convertible securities, partnerships, when issued/delayed delivery securities and initial public offerings (“IPOs”). The Fund may also hold cash and cash equivalents.